UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5582

                            Oppenheimer Cash Reserves
                            -------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                      Date of reporting period: 07/31/2007

ITEM 1. REPORTS TO STOCKHOLDERS.


NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT
WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                          8 | OPPENHEIMER CASH RESERVES

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of


                          9 | OPPENHEIMER CASH RESERVES

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                           BEGINNING       ENDING          EXPENSES
                           ACCOUNT         ACCOUNT         PAID DURING
                           VALUE           VALUE           6 MONTHS ENDED
                           (2/1/07)        (7/31/07)       JULY 31, 2007
--------------------------------------------------------------------------
Class A Actual             $ 1,000.00      $ 1,022.20      $ 4.77
--------------------------------------------------------------------------
Class A Hypothetical         1,000.00        1,020.08        4.77
--------------------------------------------------------------------------
Class B Actual               1,000.00        1,021.00        5.98
--------------------------------------------------------------------------
Class B Hypothetical         1,000.00        1,018.89        5.97
--------------------------------------------------------------------------
Class C Actual               1,000.00        1,020.60        6.38
--------------------------------------------------------------------------
Class C Hypothetical         1,000.00        1,018.50        6.38
--------------------------------------------------------------------------
Class N Actual               1,000.00        1,021.00        6.03
--------------------------------------------------------------------------
Class N Hypothetical         1,000.00        1,018.84        6.02

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2007 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           0.95%
---------------------------
Class B           1.19
---------------------------
Class C           1.27
---------------------------
Class N           1.20

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager and Distributor that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                         10 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  July 31, 2007
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--12.0%
--------------------------------------------------------------------------------
Abbey National
Treasury Services plc,
Stamford CT, 5.30%,
8/1/07                                        $   12,000,000   $     12,000,000
--------------------------------------------------------------------------------
Barclays US Funding
LLC, 5.32%, 10/22/07                               5,000,000          5,000,000
--------------------------------------------------------------------------------
Calyon, New York,
5.325%, 10/19/07                                  15,000,000         15,000,000
--------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce NY:
5.25%, 10/15/07                                    5,000,000          5,000,000
5.31%, 8/29/07                                    10,000,000         10,000,000
--------------------------------------------------------------------------------
Citibank NA:
5.30%, 8/2/07                                      8,000,000          8,000,000
5.32%, 10/25/07                                   10,000,000         10,000,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken, New York:
5.30%, 8/16/07                                    15,000,000         15,000,000
5.31%, 8/21/07                                    10,000,000         10,000,000
--------------------------------------------------------------------------------
Societe General, New
York, 5.33%, 10/31/07                              8,000,000          8,000,000
--------------------------------------------------------------------------------
Svenska Handelsbanken
NY, 5.305%, 8/9/07                                 7,400,000          7,400,008
--------------------------------------------------------------------------------
Washington Mutual
Bank FA, 5.30%, 8/6/07                             4,000,000          4,000,000
--------------------------------------------------------------------------------
Westpac Banking Corp.,
New York, 5.32%,
10/10/07                                          10,000,000         10,000,000
                                                               -----------------
Total Certificates of
Deposit (Cost $119,400,008)                                         119,400,008

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--21.2%
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.,
5.255%, 10/26/07 1                                10,000,000          9,874,464
--------------------------------------------------------------------------------
Barclays US Funding LLC:
5.245%, 10/26/07                                   3,000,000          2,962,411
5.26%, 10/2/07                                    14,000,000         13,873,176
--------------------------------------------------------------------------------
Deutsche Bank Financial
LLC, 5.25%, 10/25/07                              10,000,000          9,876,042
--------------------------------------------------------------------------------
HBOS Treasury Services:
5.245%, 10/26/07                                  15,000,000         14,812,054
5.25%, 9/17/07                                    10,000,000          9,931,458
5.255%, 10/5/07                                    3,000,000          2,971,535

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Nationwide Building Society:
5.25%, 10/22/07 1                             $   10,000,000   $      9,880,417
5.253%, 9/13/07 1                                 10,000,000          9,937,256
5.255%, 9/24/07 1                                  3,000,000          2,976,353
5.255%, 10/9/07 1                                  5,000,000          4,949,640
--------------------------------------------------------------------------------
Royal Bank of Scotland
plc, 5.41%, 7/21/08 2,3                           10,000,000         10,007,562
--------------------------------------------------------------------------------
Scotiabanc, Inc., 5.275%,
9/27/07 1                                         10,000,000          9,916,479
--------------------------------------------------------------------------------
Societe Generale
North America:
5.25%, 10/5/07                                    10,000,000          9,905,208
5.25%, 10/10/07                                   10,000,000          9,897,917
--------------------------------------------------------------------------------
St. George Bank Ltd.:
5.25%, 9/4/07 1                                   10,000,000          9,950,417
5.25%, 9/6/07 1                                    4,000,000          3,979,000
--------------------------------------------------------------------------------
Svenska Handelsbanken,
Inc., Series S, 5.23%,
8/6/07                                             8,000,000          7,994,189
--------------------------------------------------------------------------------
Swedbank AB, 5.23%,
8/17/07                                           15,000,000         14,965,133
--------------------------------------------------------------------------------
Swedbank Mortgage AB:
5.23%, 8/9/07                                      4,000,000          3,995,351
5.25%, 10/5/07                                     5,000,000          4,952,604
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC:
5.23%, 8/6/07                                     10,000,000          9,992,736
5.25%, 10/17/07                                   15,000,000         14,831,563
--------------------------------------------------------------------------------
Westpac Banking Corp.,
5.25%, 10/18/07 1                                  8,000,000          7,909,000
                                                               -----------------
Total Direct Bank Obligations
(Cost $210,341,965)                                                 210,341,965

--------------------------------------------------------------------------------
SHORT-TERM NOTES--64.6%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--22.9%
Capital Auto
Receivables Asset Trust
2007-SN1 A-1, 5.32%,
6/16/08 3,4                                        6,503,291          6,503,291
--------------------------------------------------------------------------------
Chesham Finance LLC:
5.29%, 10/12/07                                   10,000,000          9,894,200
5.31%, 9/4/07                                      9,790,000          9,741,181
5.42%, 8/1/07                                      1,000,000          1,000,000


                         11 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
FCAR Owner Trust II:
5.27%, 10/15/07                               $   10,000,000   $      9,890,208
5.27%, 10/26/07                                   15,000,000         14,811,158
--------------------------------------------------------------------------------
Gemini Securitization Corp.:
5.255%, 10/23/07 1                                 7,000,000          6,915,190
5.28%, 8/16/07 1                                  10,500,000         10,476,900
5.30%, 8/27/07 1                                  10,000,000          9,962,119
--------------------------------------------------------------------------------
Gotham Funding Corp.,
5.30%, 8/7/07 1                                   11,000,000         10,990,283
--------------------------------------------------------------------------------
GOVCO, Inc., 5.27%,
9/25/07 1                                          2,000,000          1,983,897
--------------------------------------------------------------------------------
Grampian Funding LLC,
5.275%, 8/13/07 1                                 10,000,000          9,982,417
--------------------------------------------------------------------------------
Legacy Capital LLC:
5.28%, 9/5/07                                      5,000,000          4,974,333
5.29%, 8/10/07                                    15,700,000         15,679,237
5.38%, 8/2/07                                      7,000,000          6,998,960
--------------------------------------------------------------------------------
Mont Blanc Capital
Corp., 5.27%, 9/21/07 1                            7,405,000          7,349,716
--------------------------------------------------------------------------------
Perry Global Funding
LLC, Series A:
5.26%, 9/21/07 1                                  10,000,000          9,925,483
5.27%, 10/5/07 1                                   8,000,000          7,923,878
5.27%, 10/24/07 1                                  5,463,000          5,395,823
--------------------------------------------------------------------------------
Solitaire Funding LLC,
5.28%, 10/29/07 1                                 11,100,000         10,955,108
--------------------------------------------------------------------------------
St. Germain
Holdings, Inc.:
5.30%, 8/27/07 2                                   1,000,000            996,172
5.30%, 11/9/07 2                                  10,000,000          9,852,778
5.32%, 8/24/07 2                                  12,400,000         12,357,854
--------------------------------------------------------------------------------
Windmill Funding
Corp., 5.30%, 9/7/07 1                            13,300,000         13,227,552
--------------------------------------------------------------------------------
Yorktown Capital LLC,
5.285%, 8/29/07 1                                 20,000,000         19,917,789
                                                               -----------------
                                                                    227,705,527

--------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
S & S Firestone, Inc.,
5.43%, 8/1/07 3                                    6,175,000          6,175,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.0%
Banc of America
Securities LLC, 5.35%,
8/1/07 3                                          15,000,000         15,000,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Lehman Brothers, Inc.,
5.313%, 8/1/07 3                              $    2,000,000   $      2,000,000
--------------------------------------------------------------------------------
Merrill Lynch & Co.,
Inc., Series C, 5.485%,
10/19/07 3                                         5,000,000          5,001,627
--------------------------------------------------------------------------------
Morgan Stanley, 5.23%,
8/3/07                                            18,000,000         17,994,770
                                                               -----------------
                                                                     39,996,397

--------------------------------------------------------------------------------
CHEMICALS--0.7%
BASF AG, 5.245%,
8/17/07 1                                          7,300,000          7,282,983
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.2%
Bank of America Corp.,
5.26%, 9/27/07                                    20,000,000         19,833,433
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.,
5.23%, 8/24/07 1                                   2,000,000          1,993,317
                                                               -----------------
                                                                     21,826,750

--------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.8%
Madison Hotel
Investors I LLC, Series
2005A, 5.36%, 8/1/07 3                             7,545,000          7,545,000
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Warren Cnty., KY
Industrial Building
Revenue Bonds,
Pan-Ostan Co. Project,
Series 2006, 5.42%,
8/1/07 3                                           1,000,000          1,000,000
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
Nugent Sand Co.,
5.38%, 8/1/07 3                                    3,000,000          3,000,000
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.0%
General Electric
Capital Services, 5.24%,
9/14/07                                           20,000,000         19,871,911
--------------------------------------------------------------------------------
Greenwich Capital
Holdings, Inc., 5.338%,
11/15/07 3                                         8,000,000          8,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp.:
5.23%, 8/10/07                                     3,500,000          3,495,424
5.26%, 9/17/07                                    10,500,000         10,427,894


                         12 | OPPENHEIMER CASH RESERVES

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Prudential Funding LLC:
5.24%, 8/15/07 4                              $    8,000,000   $      7,983,698
5.25%, 10/17/07 4                                 10,000,000          9,887,708
                                                               -----------------
                                                                     59,666,635

--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
AL Incentives Finance
Authority Special
Obligation Bonds,
Series 1999-C, 5.32%,
8/2/07 3                                           2,815,000          2,815,000
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Premier Senior
Living LLC, Series 2007
A-H, 5.36%, 8/1/07 3                               2,700,000          2,700,000
--------------------------------------------------------------------------------
Ross Sinclaire Real
Estate Trust, 5.42%,
8/1/07 3                                           2,570,000          2,570,000
                                                               -----------------
                                                                      5,270,000

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Columbus, GA
Development Authority
Revenue Bonds, ECLA
Family Partnership LLP
Project, Series 2004,
5.37%, 8/1/07 3                                    2,995,000          2,995,000
--------------------------------------------------------------------------------
INSURANCE--3.4%
ING America Insurance
Holdings, Inc.:
5.23%, 8/9/07                                      1,100,000          1,098,722
5.255%, 9/6/07                                     7,000,000          6,963,215
5.255%, 10/19/07                                  12,000,000         11,861,618
--------------------------------------------------------------------------------
Jackson National Life
Global Funding, Series
2004-6, 5.41%,
8/15/07 3,4                                        5,000,000          5,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5, 5.41%,
8/15/07 3,4                                        8,600,000          8,600,000
                                                               -----------------
                                                                     33,523,555

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
LEASING & FACTORING--3.0%
American Honda
Finance Corp.:
5.326%, 8/8/07 2,3                            $    8,000,000   $      8,000,000
5.33%, 9/26/07 2,3                                 5,500,000          5,500,000
5.39%, 11/15/07 2,3                                3,500,000          3,500,590
5.44%, 2/13/08 2,3                                10,000,000         10,009,288
--------------------------------------------------------------------------------
Luken-Woodlawn LLC,
Series 1998, 5.37%,
8/1/07 3                                           2,690,000          2,690,000
                                                               -----------------
                                                                     29,699,878

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
CAS Realty, Inc., Series
2004, 5.47%, 8/1/07 3                              6,300,000          6,300,000
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--2.7%
Procter & Gamble
International Funding
SCA:
5.25%, 9/13/07 1                                  18,000,000         17,887,018
5.26%, 9/20/07 1                                   9,000,000          8,934,250
                                                               -----------------
                                                                     26,821,268

--------------------------------------------------------------------------------
REAL ESTATE--1.7%
Cain Capital
Investments LLC,
Series 2006, 5.44%,
8/1/07 3                                           3,630,000          3,630,000
--------------------------------------------------------------------------------
Donegal Crossing Assn.
LLC, Series 2002, 5.37%,
8/1/07 3                                          13,130,000         13,130,000
                                                               -----------------
                                                                     16,760,000

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--14.5%
Cooperative Assn. of
Tractor Dealers, Inc.,
Series B:
5.26%, 8/3/07                                      1,023,000          1,022,701
5.32%, 8/16/07                                     7,000,000          6,984,483
--------------------------------------------------------------------------------
K2 (USA) LLC:
5.23%, 9/20/07                                    10,000,000          9,927,361
5.26%, 10/1/07                                    10,000,000          9,910,872
5.26%, 10/5/07                                     8,000,000          7,924,022
--------------------------------------------------------------------------------
LINKS Finance LLC:
8/6/07 2,3,5                                      11,000,000         10,997,800
8/15/07 2,3,5                                     10,000,000          9,997,000
5.32%, 12/20/07 2,3                                5,000,000          4,999,621


                         13 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
Parkland (USA) LLC:
5.33%, 12/12/07 2,3                           $    5,000,000   $      4,999,636
5.34%, 7/16/08 2,3                                13,000,000         12,998,757
--------------------------------------------------------------------------------
Premier Asset
Collateralized Entity
LLC, 5.30%, 9/17/07 2,3                           10,000,000         10,000,000
--------------------------------------------------------------------------------
RACERS Trust, Series
2004-6-MM, 5.37%,
8/22/07 3                                          2,500,000          2,500,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.,
5.25%, 10/24/07                                   20,000,000         19,755,000
--------------------------------------------------------------------------------
Union Hamilton
Special Purpose
Funding LLC, 5.36%,
9/28/07 3                                         10,000,000         10,000,000
--------------------------------------------------------------------------------
ZAIS Levered Loan
Fund, Series 2006-1A
1, 5.43%, 1/2/08 3,4                              22,000,000         22,000,000
                                                               -----------------
                                                                    144,017,253
                                                               -----------------
Total Short-Term Notes
(Cost $642,400,246)                                                 642,400,246

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $972,142,219)                                     97.8%       972,142,219
--------------------------------------------------------------------------------
OTHER ASSETS NET
OF LIABILITIES                                           2.2         21,781,223
                                              ----------------------------------
NET ASSETS                                             100.0%  $    993,923,442
                                              ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $230,476,749, or 23.19% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $114,217,058 or 11.49% of the Fund's net assets as of July 31, 2007.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of July 31, 2007 was $59,974,697, which represents 6.03% of the Fund's net assets. See Note 4 of accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after July 31, 2007. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         14 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $972,142,219)--see accompanying statement of investments     $   972,142,219
---------------------------------------------------------------------------------------------------------
Cash                                                                                           1,452,000
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                            46,374,716
Interest                                                                                       1,785,335
Other                                                                                             67,984
                                                                                         ----------------
Total assets                                                                               1,021,822,254

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment                            20,994,800
Shares of beneficial interest redeemed                                                         4,475,012
Dividends                                                                                        998,692
Payable to custodian                                                                             975,993
Transfer and shareholder servicing agent fees                                                    217,528
Distribution and service plan fees                                                               122,137
Shareholder communications                                                                        83,759
Trustees' compensation                                                                             2,678
Other                                                                                             28,213
                                                                                         ----------------
Total liabilities                                                                             27,898,812

---------------------------------------------------------------------------------------------------------

NET ASSETS                                                                               $   993,923,442
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $       993,876
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   992,917,297
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 12,597
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                        (328)
                                                                                         ----------------
NET ASSETS                                                                               $   993,923,442
                                                                                         ================


                         15 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $440,693,047 and
440,700,743 shares of beneficial interest outstanding)                                             $1.00
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $105,041,510 and 104,997,015 shares
of beneficial interest outstanding)                                                                $1.00
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $194,558,143 and 194,546,895 shares
of beneficial interest outstanding)                                                                $1.00
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $253,630,742 and 253,631,744 shares
of beneficial interest outstanding)                                                                $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         16 | OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Interest                                                                                 $    50,300,466
---------------------------------------------------------------------------------------------------------
Other income                                                                                      52,927
                                                                                         ----------------
Total investment income                                                                       50,353,393

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                                4,333,025
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                          842,452
Class B                                                                                          841,258
Class C                                                                                        1,136,961
Class N                                                                                        1,169,720
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                        1,359,232
Class B                                                                                          289,785
Class C                                                                                          501,889
Class N                                                                                          660,928
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                          147,933
Class B                                                                                           27,705
Class C                                                                                           22,630
Class N                                                                                            8,562
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                             9,474
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        4,659
---------------------------------------------------------------------------------------------------------
Administration service fees                                                                        1,500
---------------------------------------------------------------------------------------------------------
Other                                                                                            205,587
                                                                                         ----------------
Total expenses                                                                                11,563,300
Less reduction to custodian expenses                                                              (1,370)
Less waivers and reimbursements of expenses                                                   (1,267,232)
                                                                                         ----------------
Net expenses                                                                                  10,294,698

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                         40,058,695

---------------------------------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS                                                                    (328)

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $    40,058,367
                                                                                         ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         17 | OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                     2007           2006
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                          $  40,058,695   $ 29,400,708
------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                (328)         8,592
                                                                               -----------------------------
Net increase in net assets resulting from operations                              40,058,367     29,409,300

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (19,249,071)   (14,063,245)
Class B                                                                           (4,707,545)    (4,190,546)
Class C                                                                           (6,271,095)    (4,082,163)
Class N                                                                           (9,830,986)    (7,087,474)
                                                                               -----------------------------
                                                                                 (40,058,697)   (29,423,428)
------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                               (4,116)            --
Class B                                                                               (1,033)            --
Class C                                                                               (1,348)            --
Class N                                                                               (2,095)            --
                                                                               -----------------------------
                                                                                      (8,592)            --

------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                           (4,873,110)    28,400,739
Class B                                                                          (44,528,421)     3,441,264
Class C                                                                           25,453,519     50,697,865
Class N                                                                           18,823,566     14,069,319
                                                                               -----------------------------
                                                                                  (5,124,446)    96,609,187

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                         (5,133,368)    96,595,059
------------------------------------------------------------------------------------------------------------
Beginning of period                                                              999,056,810    902,461,751
                                                                               -----------------------------
End of period (including accumulated net investment income
of $12,597 and $12,599, respectively)                                          $ 993,923,442   $999,056,810
                                                                               =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         18 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                             2007        2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        .04 1       .03 1       .01 1        -- 2       .01
Net realized gain (loss)                                      -- 2        --          --          -- 2        -- 2
                                                        -----------------------------------------------------------
Total from investment operations                             .04         .03         .01          -- 2       .01
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.04)       (.03)       (.01)         -- 2      (.01)
Distributions from net realized gain                          -- 2        --          --          --          -- 2
                                                        -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.04)       (.03)       (.01)         -- 2      (.01)
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                              4.54%       3.55%       1.44%       0.17%       0.54%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $440,693    $445,571    $417,176    $385,393    $465,843
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $432,909    $403,664    $399,517    $405,288    $451,634
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.45%       3.48%       1.46%       0.17%       0.53%
Total expenses                                              1.03%       1.10%       1.13%       1.22%       1.16%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       0.97%       0.99%       1.01%       0.99%       1.00%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         19 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JULY 31,                             2007        2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        .04 1       .03 1       .01 1        -- 2        -- 2
Net realized gain (loss)                                      -- 2        --          --          -- 2        -- 2
                                                        -----------------------------------------------------------
Total from investment operations                             .04         .03         .01          -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.04)       (.03)       (.01)         -- 2        -- 2
Distributions from net realized gain                          -- 2        --          --          --          -- 2
                                                        -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.04)       (.03)       (.01)         -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                              4.29%       3.29%       1.20%       0.11%       0.27%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $105,041    $149,571    $146,132    $219,061    $316,750
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $112,029    $130,319    $175,995    $247,836    $385,078
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.20%       3.21%       1.14%       0.10%       0.27%
Total expenses                                              1.52%       1.55%       1.56%       1.34%       1.37%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       1.21%       1.23%       1.24%       1.04%       1.27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         20 | OPPENHEIMER CASH RESERVES

CLASS C     YEAR ENDED JULY 31,                             2007        2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        .04 1       .03 1       .01 1        -- 2        -- 2
Net realized gain (loss)                                      -- 2        --          --          -- 2        -- 2
                                                        -----------------------------------------------------------
Total from investment operations                             .04         .03         .01          -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.04)       (.03)       (.01)         -- 2        -- 2
Distributions from net realized gain                          -- 2        --          --          --          -- 2
                                                        -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.04)       (.03)       (.01)         -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                              4.22%       3.24%       1.16%       0.10%       0.25%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $194,558    $169,106    $118,410    $109,083    $106,650
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $151,581    $126,260    $107,761    $ 97,058    $113,569
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.14%       3.23%       1.20%       0.10%       0.24%
Total expenses                                              1.59%       1.67%       1.65%       1.39%       1.41%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       1.27%       1.28%       1.29%       1.05%       1.28%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         21 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JULY 31,                             2007        2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        .04 1       .03 1       .01 1        -- 2        -- 2
Net realized gain (loss)                                      -- 2        --          --          -- 2        -- 2
                                                        -----------------------------------------------------------
Total from investment operations                             .04         .03         .01          -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.04)       (.03)       (.01)         -- 2        -- 2
Distributions from net realized gain                          -- 2        --          --          --          -- 2
                                                        -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.04)       (.03)       (.01)         -- 2        -- 2
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                              4.28%       3.26%       1.15%       0.10%       0.43%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $253,631    $234,809    $220,744    $ 57,309    $ 52,350
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $234,641    $221,369    $143,516    $ 55,961    $ 49,145
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.19%       3.20%       1.47%       0.10%       0.41%
Total expenses                                              1.27%       1.35%       1.40%       1.39%       1.24%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       1.21%       1.26%       1.28%       1.06%       1.11%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         22 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2007, the Fund had purchased $20,994,800 of securities issued on a when-issued basis or forward commitment.


                         23 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

            UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAIN CARRYFORWARD 1,2,3
            --------------------------------------------------------
            $1,015,540                      $--                 $328

1. As of July 31, 2007, the Fund had $328 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2007, details of the capital loss carryforwards were as follows:

            EXPIRING
            -------------------
            2015           $328

2. During the fiscal year ended July 31, 2007, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

The tax character of distributions paid during the years ended July 31, 2007 and July 31, 2006 was as follows:

                                          YEAR ENDED      YEAR ENDED
                                       JULY 31, 2007   JULY 31, 2006
            --------------------------------------------------------
            Distributions paid from:
            Ordinary income              $40,067,289   $  29,423,428

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.


                         24 | OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          YEAR ENDED JULY 31, 2007         YEAR ENDED JULY 31, 2006
                                          SHARES            AMOUNT         SHARES            AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                                 412,807,416    $  412,807,416    408,488,912    $  408,488,912
Dividends and/or distributions
reinvested                            18,171,756        18,171,753     13,224,569        13,224,569
Redeemed                            (435,852,422)     (435,852,279)  (393,315,111)     (393,312,742)
                                    ----------------------------------------------------------------
Net increase (decrease)               (4,873,250)   $   (4,873,110)    28,398,370    $   28,400,739
                                    ================================================================


                         25 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                                   YEAR ENDED JULY 31, 2007        YEAR ENDED JULY 31, 2006
                                                     SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                             98,358,414   $  98,358,414     154,984,556   $ 154,984,556
Dividends and/or distributions reinvested         4,303,886       4,303,886       3,781,340       3,781,340
Redeemed                                       (147,190,704)   (147,190,721)   (155,326,716)   (155,324,632)
                                               -------------------------------------------------------------
Net increase (decrease)                         (44,528,404)  $ (44,528,421)      3,439,180   $   3,441,264
                                               =============================================================

------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                            200,059,729   $ 200,059,729     199,817,601   $ 199,817,601
Dividends and/or distributions reinvested         5,899,619       5,899,619       3,772,209       3,772,209
Redeemed                                       (180,505,829)   (180,505,829)   (152,891,627)   (152,891,945)
                                               -------------------------------------------------------------
Net increase                                     25,453,519   $  25,453,519      50,698,183   $  50,697,865
                                               =============================================================

------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                            160,915,111   $ 160,915,111     205,500,022   $ 205,500,022
Dividends and/or distributions reinvested         9,704,113       9,704,118       6,986,302       6,986,302
Redeemed                                       (151,795,658)   (151,795,663)   (198,417,011)   (198,417,005)
                                               -------------------------------------------------------------
Net increase                                     18,823,566   $  18,823,566      14,069,313   $  14,069,319
                                               =============================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                    FEE SCHEDULE
                    ----------------------------------------
                    Up to $250 million                0.500%
                    Next $250 million                 0.475
                    Next $250 million                 0.450
                    Next $250 million                 0.425
                    Over $1 billion                   0.400

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2007, the Fund paid $2,828,832 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                         26 | OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B shares and Class C shares and for Class N shares, the Fund pays the Distributor an annual service fee of 0.25% and an annual asset-based sales charge of 0.25%. Effective January 1, 2003, the Fund decreased the asset-based sales charge on Class B and Class C shares to 0.50% of average daily net assets per annum. The Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 Class N shares were $7,311,886. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Contingent deferred sales charges (CDSC) do not represent an expense of the Fund. They are deducted from the proceeds of redemptions of Fund shares prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                         CLASS A         CLASS B         CLASS C         CLASS N
                      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED           DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2007            $ 5,094        $ 39,610         $ 5,955        $ 15,271


                         27 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective December 6, 2002, the Manager has agreed to limit the Fund's management fee to 0.40% of the Fund's average net assets for each class of shares. As a result of this limitation the Fund was reimbursed $607,826 for the year ended July 31, 2007. This expense limitation can be amended or terminated at any time without advance notice.

      OppenheimerFunds Distributor, Inc. (OFDI) has voluntarily agreed to reduce Class B and Class C Distribution and/or Service (12b-1) Fees it is entitled to receive by 0.25% of the average annual net assets for each respective class of shares. During the year ended July 31, 2007, OFDI waived $280,419 and $378,987 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

      Prior to April 28, 2003, OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. Effective April 28, 2003, transfer agent fees for all classes are limited to the lesser of 0.35% of average daily net assets or to an amount necessary to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of July 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative


                         28 | OPPENHEIMER CASH RESERVES
definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         29 | OPPENHEIMER CASH RESERVES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Cash Reserves (the "Fund"), including the statement of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
September 13, 2007


                         30 | OPPENHEIMER CASH RESERVES

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended July 31, 2007, $40,057,405 or 99.975% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         31 | OPPENHEIMER CASH RESERVES

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         32 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT TRUSTEES              THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                  80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company
Chairman of the Board of          (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso
Trustees (since 2003),            Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman,
Trustee (since 2000)              Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas
Age: 70                           drilling/production company) (since 1992), Campus Crusade for Christ (non- profit) (since 1991);
                                  Former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization)
                                  (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc.
                                  (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency)
                                  (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004),
                                  Storage Technology Corporation (computer equipment company) (1991-2003) and International Family
                                  Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                                  Oversees 37 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of the Manager (December 1991-April 1999); President, Treasurer
Trustee (since 1998)              and Director of Centennial Capital Corporation (June 1989-April 1999); Chief Executive Officer
Age: 70                           and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of
                                  OppenheimerFunds, Inc. (September 1987-April 1999). Oversees 37 portfolios in the
                                  OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000-May
Trustee (since 2000)              2006); Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of
Age: 69                           Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July
                                  1994-June 1998). Oversees 37 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy
Trustee (since 1990)              Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals
Age: 65                           (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization)
                                  (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996)
                                  and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief
                                  Executive Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services,
                                  Inc. (until October 1995). Oversees 37 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held
Trustee (since 1996)              several positions with the Manager and with subsidiary or affiliated companies of the Manager
Age: 66                           (until October 1994). Oversees 37 portfolios in the OppenheimerFunds complex.



                         33 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,              Trustee of Monterey Institute for International Studies (educational organization) (since
Trustee (since 2002)              February 2000); Board Member of Middlebury College (educational organization) (since December
Age: 60                           2005); Director of The California Endowment (philanthropic organization) (since April 2002);
                                  Director (February 2002-2005) and Chairman of Trustees (since 2006) of the Community Hospital of
                                  Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American
                                  Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management
                                  Company (February 1991-April 2000); Member of the investment committees of The Rockefeller
                                  Foundation (since 2001) and The University of Michigan (since 2000); Advisor at Credit Suisse
                                  First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of
                                  MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series
                                  Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003).
                                  Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University
Trustee (since 2002)              (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of
Age: 63                           Steele Street State Bank (commercial banking) (since August 2003); Director of Colorado UpLift
                                  (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc.
                                  (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004);
                                  and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees
                                  37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company)
Trustee (since 2000)              (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee of
Age: 65                           Worcester Polytech Institute (since 1985); Chairman (since 1994) of the Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds
                                  (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly
                                  SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples
                                  Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND OFFICER    THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
                                  YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
Trustee, President and            Manager (September 2000-March 2007); President and a director or trustee of other Oppenheimer
Principal Executive Officer       funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
(since 2001)                      holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
Age: 58                           Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                  Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and


                         34 | OPPENHEIMER CASH RESERVES

JOHN V. MURPHY,                   Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager)
Continued                         (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                                  Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                  Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                  Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President
                                  (since November 1, 2001) and Director (since July 2001) of Oppenheimer Real Asset Management,
                                  Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute's
                                  Board of Governors (since October 3, 2003); Chief Operating Officer of the Manager (September
                                  2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                  (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                                  Company (September 1999-August 2000); President, Chief Executive Officer and Director of MML Bay
                                  State Life Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp and
                                  Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                                  Oversees 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF THE FUND        THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK, GILLESPIE AND
                                  MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NEW YORK
                                  10281-1008, FOR MESSRS. WEISS, VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MSS. WOLF AND IVES, 6803
                                  S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR
                                  UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CAROL E. WOLF,                    Senior Vice President of the Manager (since June 2000) and of HarbourView Asset Management
Vice President and Portfolio      Corporation (since June 2003); formerly Vice President of OppenheimerFunds, Inc. (June 1990-June
Manager (since 1998)              2000). An officer of 6 portfolios in the OppenheimerFunds complex.
Age: 55

BARRY D. WEISS,                   Vice President of the Manager (since July 2001) and of HarbourView Asset Management Corporation
Vice President and Portfolio      (since June 2003); formerly Assistant Vice President and Senior Credit Analyst of the Manager
Manager (since 2001)              (February 2000-June 2001). Prior to joining the Manager in February 2000, he was Associate
Age: 43                           Director, Structured Finance, Fitch IBCA Inc. (April 1998-February 2000). An officer of 6 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager, OppenheimerFunds Distributor,
Vice President and Chief          Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice
Compliance Officer                President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
(since 2004)                      Shareholder Services, Inc. (June 1983-February 2004). Former Vice President and Director of
Age: 57                           Internal Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal           following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting            Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership
Officer (since 1999)              Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 47                           OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                                  Institutional Asset Management, Inc. (since November


                         35 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                  2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager)
Continued                         (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                  March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer of
                                  Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                      1998-July 2002). An officer of 102 port- folios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 37                           Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary      Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel
(since 2001)                      of Centennial Asset Management Corporation (since December 2001); Senior Vice President and
Age: 59                           General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and
                                  General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and
                                  Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                                  Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002);
                                  Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                  General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                  Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private
                                  Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds
                                  Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional
                                  Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President
(since 2004)                      (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS Financial
Age: 39                           Services Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.


                         36 | OPPENHEIMER CASH RESERVES

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary               Vice President (2000-September 2004), Director (2000- September 2004) and Vice President
(since 2004)                      (1998-2000) of Merrill Lynch Investment Management. An officer of 102 portfolios in the
Age: 43                           OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 41                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                         37 | OPPENHEIMER CASH RESERVES



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   A Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $19,350 in fiscal 2007 and $21,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fee in fiscal 2007 and $1,448 in fiscal 2006.

The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and $2,625 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include Compliance review, professional services for 22c-2 program and evaluation of amended director's retirement plan.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and $4,073 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date:    09/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date:    09/13/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer

Date:    09/13/2007